Taxation	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Taxation	Note 8 - Taxation
(Amounts in thousands, except share, per share and per unit data)
The Group files a consolidated U.S. federal tax return, multiple state tax returns, and a separate UK tax return for the Parent entity. The consolidated taxable income includes an allocable portion of income from the Group’s previous co-investment with Oaktree and its investment in the Chesapeake
Granite Wash Trust. Income taxes are provided for the tax effects of transactions reported in the Group Financial Statements and consist of taxes currently due, plus deferred taxes related to differences between the basis of assets and liabilities for financial and income tax reporting.
For the taxable years ended December 31, 2024, 2023, and 2022, the Group had a tax benefit of $136,951, an expense of $240,643, and a benefit of
$178,904, respectively. The effective tax rate used for the year ended December 31, 2024 was 61.2%, compared to 24.1% for the year ended
December 31, 2023, and 22.4% for the year ended December 31, 2022.
The effective tax rate for December 31, 2024 was primarily influenced by the recognition of the federal marginal well tax credit available to qualified producers. The effective tax rate for December 31, 2023 was mainly affected by changes in state taxes due to acquisitions and recurring permanent differences. The effective tax rate for December 31, 2022 was primarily impacted by changes in state taxes resulting from acquisitions.
The federal government provides marginal well tax credits to encourage companies to continue operating lower-volume wells during periods of low prices, thereby maintaining the jobs they create and the state and local tax revenues they generate for communities to support schools, social programs, law enforcement, and other public services. These credits, prescribed by Internal Revenue Code Section 45I, are available for certain natural gas production from qualifying wells. These credits benefit wells producing less than 90 Mcfe per day when market prices for natural gas in the previous tax year are relatively low. The Group benefited from these credits due to its portfolio of long-life, low-decline conventional wells. These credits were not available for the tax years 2023 and 2022 due to improved commodity prices during 2022 and 2021.The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Current income tax (benefit) expense
Federal (benefit) expense	$(18,238)	$7,289	$(513)
State (benefit) expense	1,122	5,902	2,841
Foreign - UK (benefit) expense	234	—	107
Total current income tax (benefit) expense	$(16,882)	$13,191	$2,435
Deferred income tax (benefit) expense
Federal (benefit) expense	$(111,003)	$202,133	$(169,531)
State (benefit) expense	(9,016)	25,460	(11,863)
Foreign - UK (benefit) expense	(50)	(141)	55
Total deferred income tax (benefit) expense	$(120,069)	$227,452	$(181,339)
Total income tax (benefit) expense	$(136,951)	$240,643	$(178,904)
The effective tax rates and differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Income (loss) before taxation	$(223,952)	$1,000,344	$(799,502)
Income tax benefit (expenses)	136,951	(240,643)	178,904
Effective tax rate	61.2%	24.1%	22.4%

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	3.7%	3.1%	1.2%
Federal credits	41.3%	0.0%	0.0%
Other, net	(4.8%)	0.0%	0.2%
Effective tax rate	61.2%	24.1%	22.4%
The Group had a net deferred tax asset of $251,276 at December 31, 2024, compared to a net deferred tax asset of $131,206 at December 31, 2023.
This change was primarily due to a poor commodity price environment generating unrealized gains for unsettled derivatives not recognized for tax purposes as well as the recognition on marginal well credits. The Group had a net deferred tax asset of $131,206 at December 31, 2023, compared to a net deferred tax asset of $358,666 at December 31, 2022. This change was primarily due to a poor commodity price environment generating unrealized gains for unsettled derivatives not recognized for tax purposes. The balance sheet presentation considers the offsetting of deferred tax assets and liabilities within the same tax jurisdiction, where permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or liabilities.
The table below presents the components of the net deferred tax asset (liability) included in non-current assets (liabilities) as of the periods presented:

	December 31, 2024	December 31, 2023
Deferred tax asset
Asset retirement obligations	$157,035	$103,998
Derivative financial instruments	191,512	153,057
Allowance for doubtful accounts	4,099	4,235
Net operating loss carryover	4,425	686
Federal tax credits carryover	233,969	163,158
163(j) interest expense limitation	41,031	24,324
Total deferred tax asset	$632,071	$449,458
Deferred tax liability
Amortization and depreciation	$(352,059)	$(252,587)
Investment in partnerships	(5,233)	(60,067)
Other	(23,503)	(5,598)
Total deferred tax liability	$(380,795)	$(318,252)
Net deferred tax asset (liability)	$251,276	$131,206
Balance sheet presentation
Deferred tax asset	$259,287	$144,860
Deferred tax liability	(8,011)	(13,654)
Net deferred tax asset (liability)	$251,276	$131,206
In assessing the realizability of deferred tax assets, the Group considers whether it is probable that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generating future taxable income during the periods in which those temporary differences become deductible or before credits expire. The Group evaluates the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. At this time, the Group has determined it will have sufficient future taxable income to recognize its deferred tax assets.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2024:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$103,998	$53,037	$—	$157,035
Allowance for doubtful accounts	4,235	(136)	—	4,099
Net operating loss carryover	686	3,739	—	4,425
Federal tax credits carryover	163,158	70,811	—	233,969
Property, plant, and equipment and natural gas and oil properties	(252,587)	(99,472)	—	(352,059)
Derivative financial instruments	153,057	38,455	—	191,512
Investment in partnerships	(60,067)	54,834	—	(5,233)
163(j) interest expense limitation	24,324	16,707		41,031
Other	(5,598)	(17,906)	1	(23,503)
Total deferred tax asset (liability)	$131,206	$120,069	$1	$251,276
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2023:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$92,393	$11,605	$—	$103,998
Allowance for doubtful accounts	2,378	1,857	—	4,235
Net operating loss carryover	3,865	(3,179)	—	686
Federal tax credits carryover	184,975	(21,817)	—	163,158
Property, plant, and equipment and natural gas and oil properties	(255,440)	2,853	—	(252,587)
Derivative financial instruments	378,918	(225,861)	—	153,057
Investment in partnerships	(82,930)	8,570	14,293	(60,067)
163(j) interest expense limitation	15,573	8,751		24,324
Other	18,934	(10,231)	(14,301)	(5,598)
Total deferred tax asset (liability)	$358,666	$(227,452)	$(8)	$131,206
(a)Amounts primarily relate to a deferred taxes reclass for comparative purposes.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2022:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$114,182	$(21,789)	$—	$92,393
Allowance for doubtful accounts	1,734	644	—	2,378
Net operating loss carryover	562	3,360	(57)	3,865
Federal tax credits carryover	183,460	1,515	—	184,975
Property, plant, and equipment and natural gas and oil properties	(266,987)	11,360	187	(255,440)
Derivative financial instruments	202,802	176,116	—	378,918
Investment in partnerships	(72,105)	(11,068)	243	(82,930)
163(j) interest expense limitation	—	15,573	—	15,573
Other	13,306	5,628	—	18,934
Total deferred tax asset (liability)	$176,954	$181,339	$373	$358,666
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group’s material deferred tax assets and liabilities all originate in the U.S.
For U.S. federal tax purposes, the Group is taxed as a single consolidated entity. The Group’s co-investments with Oaktree and its investment in the
Chesapeake Granite Wash Trust are taxed as partnerships that pass through to the Group’s consolidated return. The Group is also subject to additional taxes in its domiciled jurisdiction of the UK. For the years ended December 31, 2024, 2023, and 2022, the Group incurred a expense of $234, no tax impact, and an expense of $107 in the UK, respectively.
The Organization for Economic Cooperation and Development (“OECD”) has proposed model rules for a global minimum tax of 15% of reported profits
(“Pillar Two”) that has been agreed upon in principle by over 140 countries. While the U.S. has not yet enacted rules implementing Pillar Two, the U.K.
has. This is relevant to the Company as it is resident in the U.K. for corporation tax purposes. The Finance (No. 2) Act 2023 (the “UK Act”) was enacted on July 11, 2023, and implements the OECD’s Base Erosion & Profit Shifting (“BEPS”) Pillar Two Income Inclusion Rule and a ‘Qualifying Domestic
Minimum Top-up Tax’ for accounting periods beginning on or after December 31, 2023. The UK Act also includes a transitional safe harbor election for accounting periods beginning on or before December 31, 2026. Although the Pillar Two rules can lead to additional taxes, including taxes on our profits in the U.S., the Group anticipates qualifying for a transitional safe harbor under the Pillar Two rules. We have undertaken an assessment and evaluated the impact of these rules based on the Group’s results for the year ended December 31, 2024 and the Group believes it will not have a material impact on its financial position, results of operations, or cash flows due to the availability of a transitional safe harbor for the year ended December 31, 2024.
The Group will continue to evaluate the potential consequences of Pillar Two on its longer-term financial position. The Group has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
The Group had no uncertain tax position liabilities as of December 31, 2024, 2023 or 2022.
As of December 31, 2024, the Group had U.S. federal net operating loss carryforwards (“NOLs”) of approximately $1,570, of which $1,474 are subject to limitation. Additionally, the Group had $6,494 U.S. state NOLs.
The Group had U.S. marginal well tax credit carryforwards of approximately $233,969 as of December 31, 2024, compared to $163,158 as of
December 31, 2023, and $184,975 as of December 31, 2022. As discussed earlier, the federal tax credit is intended to benefit wells producing less than
90 Mcfe per day when market prices for natural gas are relatively low. Due to the low commodity price environment in 2023, the Group generated federal tax credits of $91,831 for the year ended December 31, 2024. These tax credits expire between 2040 and 2044.
The Group had $14,203 U.S. federal capital loss carryforwards as of December 31, 2024, compared to none as of December 31, 2023, and $21,401 as of December 31, 2022. For the year ended December 31, 2024, no capital loss carryforwards expired. The Group utilized some existing capital loss carryforward in the amount of $10 in 2024, resulting in a capital loss carryforward going into 2025.
The Group completed a Section 382 study through December 31, 2024 in accordance with the Internal Revenue Code of 1986, as amended. The study concluded that the Group has not experienced an ownership change since the last ownership change on January 31, 2018. If the Group experiences an ownership change, tax credit carryforwards can be utilized but are limited each year and could expire before being fully utilized. The Directors expect the tax credit carryforwards, limited by the January 31, 2018 ownership change, to be fully available for utilization by 2025.